Expense Example {- Fidelity® Series Commodity Strategy Fund} - 07.31 Fidelity Series Commodity Strategy Fund Series PRO-07 - Fidelity® Series Commodity Strategy Fund - Fidelity Series Commodity Strategy Fund-Default
Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	6
10 years	$ 13